Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Fair Value Measurements
Fair value measurements
Fair value is defined as exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

Level 1 –	Observable inputs such as quoted market prices in active markets;

Level 2 –	Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

Level 3 –	Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.
The following tables set forth information regarding the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis:

Description	December 31, 2013	Level 1	Level 2	Level 3
Hedge derivatives, net:
Commodity contracts	$(330)	$—	$(330)	$—
Foreign exchange contracts	(97)	—	(97)	—
Non-hedge derivatives, net:
Foreign exchange contracts	415	—	415	—
Deferred compensation plan assets	859	859	—	—
Postretirement benefit plan assets:
Mutual funds(a)	789,863	139,657	650,206	—
Fixed income securities(b)	358,643	—	358,643	—
Common stocks	64,182	64,182	—	—
Short-term investments(c)	15,825	12,673	3,152	—
Hedge fund of funds(d)	78,389	—	78,389	—
Real estate funds(e)	45,169	—	45,169	—
Cash and accrued income	2,427	2,427	—	—
Forward contracts	(67)	—	(67)	—
Total postretirement benefit plan assets	$1,354,431	$218,939	$1,135,492	$—
Description	December 31, 2012	Level 1	Level 2	Level 3
Hedge derivatives, net:
Commodity contracts	$(6,286)	$—	$(6,286)	$—
Foreign exchange contracts	(4,483)	—	(4,483)	—
Non-hedge derivatives, net:
Foreign exchange contracts	708	—	708	—
Deferred compensation plan assets	2,585	2,585	—	—
Postretirement benefit plan assets:
Mutual funds(a)	871,988	62,274	809,714	—
Fixed income securities(b)	226,828	—	226,828	—
Common stocks	61,756	61,756	—	—
Short-term investments(c)	8,857	3,834	5,023	—
Hedge fund of funds(d)	71,685	—	71,685	—
Real estate funds(e)	45,892	—	45,892	—
Cash and accrued income	2,048	2,048	—	—
Forward contracts	(485)	—	(485)	—
Total postretirement benefit plan assets	$1,288,569	$129,912	$1,158,657	$—

(a)
Mutual fund investments are comprised predominantly of equity securities of U.S. corporations with large capitalizations and also include funds invested in corporate equities in international and emerging markets and funds invested in long-term bonds.

(b)	Fixed income securities include funds that invest primarily in U.S. Treasuries and long-term bonds.

(c)	This category includes several money market funds used for managing overall liquidity.

(d)
This category includes investments in a number of funds representing a variety of strategies intended to diversify risks and reduce volatility. It includes event-driven credit and equity investments targeted at economic policy decisions, long and short positions in U.S. and international equities, arbitrage investments and emerging market equity investments.

(e)	This category includes investments in real estate funds (including office, industrial, residential and retail) primarily throughout the United States.
The Company’s pension plan assets comprise more than 98% of its total postretirement benefit plan assets. The assets of the Company’s various pension plans and retiree health and life insurance plans are largely invested in the same funds and investments and in similar proportions and, as such, are not shown separately, but are combined in the tables above. Postretirement benefit plan assets are netted against postretirement benefit obligations to determine the funded status of each plan. The funded status is recognized in the Company’s Consolidated Balance Sheets as shown in Note 12.
As discussed in Note 9, the Company uses derivatives to mitigate the effect of raw material and energy cost fluctuations, foreign currency fluctuations and, from time to time, interest rate movements. Fair value measurements for the Company’s derivatives are classified under Level 2 because such measurements are estimated based on observable inputs such as interest rates, yield curves, spot and future commodity prices and spot and future exchange rates.
Certain deferred compensation plan liabilities are funded and the assets invested in various exchange traded mutual funds. These assets are measured using quoted prices in accessible active markets for identical assets.
The Company does not currently have any nonfinancial assets or liabilities that are recognized or disclosed at fair value on a recurring basis. None of the Company's financial assets or liabilities is measured at fair value using significant unobservable inputs. There were no transfers in or out of Level 1 or Level 2 fair value measurements during the years ended December 31, 2013 or 2012.